Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Stock options exercised	$ 3	$ 8
Common shares
Stock options exercised	0.5	1.2
Common shares
Disclosure of classes of share capital [line items]
Issued and outstanding, end of year	$ 2,901	$ 2,896
Purchased and cancelled under the NCIB	(46)	0
Effects of share-based payment plans	5	(3)
Issued and outstanding, end of year	$ 2,863	$ 2,901
Common shares
Issued and outstanding, beginning of year	271.0	269.8
Purchased and cancelled under the NCIB	(4.3)	0.0
Effects of share-based payment plans	0.9	0.0
Issued and outstanding, end of year	268.1	271.0